Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 44.9%
		Communication Services: 3.2%
1,061	(1)	Alphabet, Inc. - Class A	$2,951,012	1.0
46,376		AT&T, Inc.	1,095,865	0.4
4,456	(2)	Auto Trader Group PLC	36,786	0.0
2,600		Capcom Co., Ltd.	63,035	0.0
26,821		Comcast Corp. – Class A	1,255,759	0.4
6,131		Deutsche Telekom AG	114,185	0.0
4,556		Electronic Arts, Inc.	576,380	0.2
944		Elisa OYJ	56,930	0.0
35,000		HKT Trust & HKT Ltd. - Stapled Security	47,991	0.0
500		KDDI Corp.	16,393	0.0
200		Nintendo Co., Ltd.	100,952	0.0
4,900	(3)	Nippon Telegraph & Telephone Corp.	142,364	0.1
5,711		Omnicom Group	484,750	0.2
11,436		Orange SA	135,418	0.0
72,413	(3)	Sirius XM Holdings, Inc.	479,374	0.1
11,700		SoftBank Corp.	136,458	0.1
13,678		Spark New Zealand Ltd.	43,286	0.0
199	(3)	Swisscom AG	119,561	0.1
2,980	(1)	Take-Two Interactive Software, Inc.	458,145	0.1
23,822		Telefonica Deutschland Holding AG	64,791	0.0
24,445		Verizon Communications, Inc.	1,245,228	0.4
74,012		Vodafone Group PLC	121,364	0.1
			9,746,027	3.2

		Consumer Discretionary: 3.8%
1,159	(1)	Amazon.com, Inc.	3,778,282	1.2
1,216		Bayerische Motoren Werke AG	105,084	0.0
3,000		Bridgestone Corp.	116,447	0.1
413	(1)	Chipotle Mexican Grill, Inc.	653,378	0.2
853		Cie Generale des Etablissements Michelin SCA	115,595	0.0
2,237	(1),(3)	Etsy, Inc.	278,014	0.1
3,843	(1)	Expedia Group, Inc.	751,960	0.2
18,821		H&R Block, Inc.	490,099	0.2
4,950		Hasbro, Inc.	405,504	0.1
516	(2)	La Francaise des Jeux SAEM	20,471	0.0
1,883		Mercedes-Benz Group AG	132,168	0.1
6,119		Nike, Inc. - Class B	823,373	0.3
692	(1)	O'Reilly Automotive, Inc.	473,992	0.2
6,407		Ross Stores, Inc.	579,577	0.2
5,543	(1)	Royal Caribbean Cruises Ltd.	464,393	0.2
300		SEB SA	41,839	0.0
4,700		Sekisui House Ltd.	90,913	0.0
7,578		Service Corp. International	498,784	0.2
2,500		Subaru Corp.	39,708	0.0
2,802		Target Corp.	594,640	0.2
634	(1)	Tesla, Inc.	683,198	0.2
1,178		Wesfarmers Ltd.	44,204	0.0
3,652		Yum! Brands, Inc.	432,872	0.1
			11,614,495	3.8

		Consumer Staples: 3.0%
3,400		Ajinomoto Co., Inc.	96,501	0.0
5,992		British American Tobacco PLC	251,647	0.1
8,016		Coca-Cola Co.	496,992	0.2
6,811		Coles Group Ltd.	91,032	0.0
6,673		Colgate-Palmolive Co.	506,014	0.2
6,059		Conagra Brands, Inc.	203,401	0.1
4,254		Constellation Brands, Inc.	979,781	0.3
18,170		Flowers Foods, Inc.	467,151	0.1
9,752		General Mills, Inc.	660,405	0.2
2,111		Hershey Co.	457,306	0.1
5,971		Imperial Brands PLC	125,777	0.1
26,803		J Sainsbury Plc	88,712	0.0
3,770		Jeronimo Martins SGPS SA	90,443	0.0
7,454		Kellogg Co.	480,708	0.2
1,882		Kimberly-Clark Corp.	231,787	0.1
4,442	(3)	Koninklijke Ahold Delhaize NV	142,880	0.1
1,500		Lawson, Inc.	57,420	0.0
10,056		Mondelez International, Inc.	631,316	0.2
361		Nestle SA	46,937	0.0
3,772		PepsiCo, Inc.	631,357	0.2
12,185		Procter & Gamble Co.	1,861,868	0.6
1,521		Reckitt Benckiser Group PLC	116,031	0.1
4,027		Tesco PLC	14,579	0.0
800		Toyo Suisan Kaisha Ltd.	28,626	0.0
1,421		Unilever PLC	64,224	0.0
28		Unilever PLC - ULVRL	1,271	0.0
2,824		Walmart, Inc.	420,550	0.1
			9,244,716	3.0

		Energy: 2.0%
40,425		BP PLC	198,178	0.1
10,115		Chevron Corp.	1,647,025	0.5
2,146		ConocoPhillips	214,600	0.1
17,853		Coterra Energy, Inc.	481,495	0.2
2,862		Diamondback Energy, Inc.	392,323	0.1
8,491		DT Midstream, Inc.	460,722	0.2
28,300	(3)	ENEOS Holdings, Inc.	105,806	0.0
2,865		ENI S.p.A.	41,781	0.0
2,098		EOG Resources, Inc.	250,145	0.1
7,823		Galp Energia SGPS SA	98,904	0.0
3,600	(3)	Idemitsu Kosan Co., Ltd.	99,236	0.0
5,746		Kinder Morgan, Inc.	108,657	0.0
2,020	(3)	Lundin Energy AB	84,788	0.0
8,062		Marathon Petroleum Corp.	689,301	0.2
1,020		OMV AG	48,738	0.0
9,063		Repsol SA	118,719	0.1
5,135		Targa Resources Corp.	387,538	0.1
292		TotalEnergies SE	14,775	0.0
18,332		Williams Cos., Inc.	612,472	0.2
5,389		Woodside Petroleum Ltd.	129,506	0.1
			6,184,709	2.0

		Financials: 6.7%
20,550		Abrdn PLC	57,542	0.0
2,750		Aflac, Inc.	177,072	0.1
4,670		Allstate Corp.	646,842	0.2
634	(2)	Amundi SA	43,354	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,724		Aon PLC	561,386	0.2
2,662		Assurant, Inc.	484,031	0.2
1,418		ASX Ltd.	86,257	0.0
7,058		Australia & New Zealand Banking Group Ltd.	144,626	0.1
7,888		Axis Capital Holdings Ltd.	476,987	0.2
10,264		Bank Hapoalim BM	101,620	0.0
11,124		Bank Leumi Le-Israel BM	119,836	0.1
2,814		Bank of Hawaii Corp.	236,151	0.1
9,182		Bank OZK	392,071	0.1
1,098		Blackrock, Inc.	839,059	0.3
1,020		BNP Paribas	58,288	0.0
30,000		BOC Hong Kong Holdings Ltd.	112,884	0.0
3,845		Cboe Global Markets, Inc.	439,945	0.1
9,590		Citigroup, Inc.	512,106	0.2
3,205		CME Group, Inc.	762,341	0.3
9,501		Credit Agricole SA	113,524	0.1
532		Deutsche Boerse AG	95,766	0.0
10,002		Essent Group Ltd.	412,182	0.1
345		Everest Re Group Ltd.	103,976	0.0
951		Factset Research Systems, Inc.	412,877	0.1
5,182		FinecoBank Banca Fineco SpA	78,612	0.0
3,703		First American Financial Corp.	240,028	0.1
603		Groupe Bruxelles Lambert S.A.	62,396	0.0
2,469		Hancock Whitney Corp.	128,758	0.0
394		Hannover Rueck SE	66,932	0.0
2,142		Hanover Insurance Group, Inc.	320,272	0.1
7,245		Hartford Financial Services Group, Inc.	520,263	0.2
50,064		HSBC Holdings PLC	341,964	0.1
4,907		Intercontinental Exchange, Inc.	648,313	0.2
3,259		International Bancshares Corp.	137,562	0.0
10,200	(3)	Japan Post Bank Co. Ltd.	81,914	0.0
662		JPMorgan Chase & Co.	90,244	0.0
11,733		Keycorp	262,585	0.1
832		LPL Financial Holdings, Inc.	151,990	0.1
32,301		M&G PLC	93,070	0.0
4,756		Marsh & McLennan Cos., Inc.	810,518	0.3
34,923		Medibank Pvt Ltd.	80,237	0.0
2,282		Mercury General Corp.	125,510	0.0
4,421		Metlife, Inc.	310,708	0.1
32,924		MGIC Investment Corp.	446,120	0.2
15,500		Mitsubishi HC Capital, Inc.	72,021	0.0
34,900		Mitsubishi UFJ Financial Group, Inc.	215,722	0.1
1,654		Mizrahi Tefahot Bank Ltd.	64,592	0.0
10,800		Mizuho Financial Group, Inc.	137,758	0.1
3,500		MS&AD Insurance Group Holdings, Inc.	113,638	0.1
1,426		MSCI, Inc. - Class A	717,107	0.2
247		Muenchener Rueckversicherungs-Gesellschaft AG	66,033	0.0
1,834		Nasdaq, Inc.	326,819	0.1
19,031		Natwest Group PLC	53,750	0.0
2,131		NN Group NV	107,997	0.0
14,112		Nordea Bank Abp	145,241	0.1
19,370		Old Republic International Corp.	501,102	0.2
5,000		Oversea-Chinese Banking Corp., Ltd.	45,359	0.0
7,665	(2)	Poste Italiane SpA	86,926	0.0
6,577		Progressive Corp.	749,712	0.3
6,333		Prosperity Bancshares, Inc.	439,384	0.1
17,310		Regions Financial Corp.	385,321	0.1
2,317		RLI Corp.	256,330	0.1
1,691		S&P Global, Inc.	693,614	0.2
1,125		Schroders PLC	47,373	0.0
2,600		Sompo Holdings, Inc.	114,245	0.1
5,000		Sumitomo Mitsui Financial Group, Inc.	157,942	0.1
3,200	(3)	Sumitomo Mitsui Trust Holdings, Inc.	104,143	0.0
9,072		Suncorp Group Ltd.	75,204	0.0
2,927		T. Rowe Price Group, Inc.	442,533	0.1
2,100		Tokio Marine Holdings, Inc.	122,206	0.1
3,298		Travelers Cos, Inc.	602,644	0.2
3,585		Tryg A/S	87,168	0.0
12,479		US Bancorp	663,259	0.2
6,844		Washington Federal, Inc.	224,620	0.1
451		Zurich Insurance Group AG	222,749	0.1
			20,431,231	6.7

		Health Care: 6.9%
6,964		Abbott Laboratories	824,259	0.3
2,721		AbbVie, Inc.	441,101	0.1
1,006		Agilent Technologies, Inc.	133,124	0.0
2,370		Amgen, Inc.	573,113	0.2
848		Anthem, Inc.	416,554	0.1
7,223		Baxter International, Inc.	560,071	0.2
2,840		Becton Dickinson & Co.	755,440	0.2
14,473	(1)	Boston Scientific Corp.	641,009	0.2
14,666		Bristol-Myers Squibb Co.	1,071,058	0.4
8,308		Cardinal Health, Inc.	471,064	0.2
1,080		Cerner Corp.	101,045	0.0
155		Coloplast A/S	23,473	0.0
386		CSL Ltd.	77,062	0.0
4,795		CVS Health Corp.	485,302	0.2
2,603		Danaher Corp.	763,538	0.3
1,591	(1)	DexCom, Inc.	813,956	0.3
7,665		Eli Lilly & Co.	2,195,026	0.7
12,097		Gilead Sciences, Inc.	719,167	0.2
13,147		GlaxoSmithKline PLC	284,460	0.1
1,866		Hikma Pharmaceuticals PLC	50,341	0.0
6,228	(1)	Horizon Therapeutics Plc	655,248	0.2
173		Ipsen SA	21,655	0.0
12,896		Johnson & Johnson	2,285,558	0.8
2,136		McKesson Corp.	653,894	0.2
2,277		Medtronic PLC	252,633	0.1
15,699		Merck & Co., Inc.	1,288,103	0.4
4,522		Novartis AG	396,994	0.2
1,581		Orion Oyj	71,804	0.0
1,700		Otsuka Holdings Co. Ltd.	58,731	0.0
29,179		Pfizer, Inc.	1,510,597	0.5
1,048		Recordati Industria Chimica e Farmaceutica SpA	52,546	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

206		Roche Holding AG-GENUSSCHEIN	81,506	0.0
2,364		Sanofi	241,696	0.1
2,200		Santen Pharmaceutical Co., Ltd.	21,997	0.0
5,700		Takeda Pharmaceutical Co., Ltd.	162,406	0.1
1,225		Thermo Fisher Scientific, Inc.	723,546	0.2
1,681		UnitedHealth Group, Inc.	857,260	0.3
1,974		Zoetis, Inc.	372,277	0.1
			21,108,614	6.9

		Industrials: 4.5%
4,837		3M Co.	720,133	0.2
1,662	(3)	ABB Ltd.	53,916	0.0
1,180		Allegion Public Ltd.	129,540	0.0
1,594		Ametek, Inc.	212,289	0.1
34		AP Moller - Maersk A/S - Class B	102,169	0.1
4,400	(1)	Atlantia S.p.A	91,488	0.0
37,570		Aurizon Holdings Ltd.	103,267	0.1
14,234		BAE Systems PLC	133,678	0.1
5,341		Booz Allen Hamilton Holding Corp.	469,153	0.2
1,443		Bouygues SA	50,367	0.0
11,067		Brambles Ltd.	81,671	0.0
1,019		Bureau Veritas SA	29,053	0.0
5,436		CSX Corp.	203,578	0.1
1,583		Cummins, Inc.	324,689	0.1
2,100		Dai Nippon Printing Co., Ltd.	49,235	0.0
770		DCC PLC	59,624	0.0
3,110		Deutsche Post AG	148,509	0.1
266		DSV A/S	50,980	0.0
4,446		Eaton Corp. PLC	674,725	0.2
4,238		Emerson Electric Co.	415,536	0.1
286		Ferguson PLC	38,747	0.0
3,724		Fortive Corp.	226,903	0.1
936		GEA Group AG	38,364	0.0
104		Geberit AG - Reg	64,111	0.0
2,159		Illinois Tool Works, Inc.	452,095	0.1
1,100		Jardine Matheson Holdings Ltd.	60,500	0.0
8,032		Johnson Controls International plc	526,658	0.2
1,342		Kone Oyj	70,227	0.0
2,748		L3Harris Technologies, Inc.	682,796	0.2
767		Legrand S.A.	72,924	0.0
1,233		Leidos Holdings, Inc.	133,189	0.0
1,065		Lockheed Martin Corp.	470,091	0.2
2,396		Manpowergroup, Inc.	225,032	0.1
9,198		MDU Resources Group, Inc.	245,127	0.1
1,800		Mitsubishi Corp.	67,548	0.0
5,474		MSC Industrial Direct Co.	466,439	0.1
1,100	(3)	Nippon Yusen KK	96,222	0.1
5,048		Quanta Services, Inc.	664,367	0.2
1,465	(3)	Randstad NV	88,127	0.0
2,280		Relx PLC (GBP Exchange)	70,948	0.0
4,184		Robert Half International, Inc.	477,729	0.2
1,586		Rockwell Automation, Inc.	444,128	0.1
1,334		Roper Technologies, Inc.	629,955	0.2
105		Schneider Electric SE	17,629	0.0
1,300	(3)	Secom Co., Ltd.	94,045	0.1
3,700		SG Holdings Co. Ltd.	69,674	0.0
600		Sohgo Security Services Co., Ltd.	19,567	0.0
6,700		Sumitomo Corp.	116,035	0.1
781	(1)	TransDigm Group, Inc.	508,853	0.2
2,254		United Parcel Service, Inc. - Class B	483,393	0.2
2,435		Verisk Analytics, Inc.	522,624	0.2
5,753		Waste Connections, Inc.	803,694	0.3
753		Wolters Kluwer NV	80,275	0.0
882		WW Grainger, Inc.	454,927	0.1
3,400		Yamato Holdings Co., Ltd.	63,513	0.0
			13,650,056	4.5

		Information Technology: 8.8%
6,741	(1)	Advanced Micro Devices, Inc.	737,061	0.2
6,006		Amdocs Ltd.	493,753	0.2
21,950		Apple, Inc.	3,832,689	1.3
2,281		Automatic Data Processing, Inc.	519,019	0.2
1,881	(1)	Bill.com Holdings, Inc.	426,592	0.1
1,100		Brother Industries Ltd.	20,004	0.0
2,440		CDW Corp.	436,492	0.1
23,952		Cisco Systems, Inc.	1,335,563	0.4
6,834		Cognizant Technology Solutions Corp.	612,805	0.2
1,521		Dassault Systemes SE	74,725	0.0
3,310	(1)	Datadog, Inc.	501,366	0.2
5,055		Dolby Laboratories, Inc.	395,402	0.1
1,564	(1)	Gartner, Inc.	465,227	0.2
6,984		Genpact Ltd.	303,874	0.1
772	(1)	HubSpot, Inc.	366,654	0.1
6,810		International Business Machines Corp.	885,436	0.3
2,384		Intuit, Inc.	1,146,323	0.4
2,892		Jack Henry & Associates, Inc.	569,869	0.2
9,628		Marvell Technology, Inc.	690,424	0.2
18,129		Microsoft Corp.	5,589,352	1.8
1,546		Motorola Solutions, Inc.	374,441	0.1
2,712		NetApp, Inc.	225,096	0.1
15,637		NortonLifeLock, Inc.	414,693	0.1
5,770		Nvidia Corp.	1,574,402	0.5
4,764		Oracle Corp.	394,126	0.1
1,453	(1)	Palo Alto Networks, Inc.	904,507	0.3
3,596		Paychex, Inc.	490,746	0.2
1,604	(1)	Paycom Software, Inc.	555,593	0.2
3,623		Qualcomm, Inc.	553,667	0.2
8,832		Sage Group PLC/The	80,925	0.0
1,553	(1)	ServiceNow, Inc.	864,850	0.3
3,363		SS&C Technologies Holdings, Inc.	252,292	0.1
1,500		Trend Micro, Inc.	87,597	0.1
1,304	(1)	Zebra Technologies Corp.	539,465	0.2
			26,715,030	8.8

		Materials: 1.9%
950		Air Liquide SA	166,198	0.1
2,338		Air Products & Chemicals, Inc.	584,290	0.2
43,651		Amcor PLC	494,566	0.2
2,682		BHP Group Ltd. Australian	103,385	0.1
423		Chr Hansen Holding A/S	31,060	0.0
1,951	(2)	Covestro AG	98,244	0.1
1,274		CRH PLC	50,814	0.0
4,816		Crown Holdings, Inc.	602,433	0.2
3,352		Evonik Industries AG	92,993	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

5,000	(1)	Hitachi Metals Ltd.	83,651	0.0
2,058		Holcim Ltd.	100,094	0.1
11,109		International Paper Co.	512,680	0.2
2,400		Mitsubishi Chemical Holdings Corp.	15,962	0.0
8,860		Newmont Corp.	703,927	0.2
600		Nitto Denko Corp.	43,013	0.0
1,352	(3)	Novozymes A/S	92,699	0.0
3,144		Packaging Corp. of America	490,810	0.1
3,553		Rio Tinto Ltd.	317,639	0.1
967		Sherwin-Williams Co.	241,383	0.1
212		Sika AG	70,141	0.0
1,325		Smurfit Kappa PLC	58,853	0.0
7,881		Sonoco Products Co.	493,035	0.2
5,800	(3)	Sumitomo Chemical Co., Ltd.	26,557	0.0
1,100		Sumitomo Metal Mining Co., Ltd.	55,730	0.0
583		Symrise AG	69,898	0.0
734		Yara International ASA	36,706	0.0
			5,636,761	1.9

		Real Estate: 2.1%
1,600	(3)	Daiwa House Industry Co., Ltd.	41,710	0.0
752		Digital Realty Trust, Inc.	106,634	0.0
4,377		First Industrial Realty Trust, Inc.	270,980	0.1
9,951		Gaming and Leisure Properties, Inc.	467,000	0.2
26,558		GPT Group	102,443	0.1
4,443	(3)	Healthcare Realty Trust, Inc.	122,094	0.0
6,883		Highwoods Properties, Inc.	314,828	0.1
9,400		Hongkong Land Holdings Ltd. - HKHGF	45,927	0.0
6,929		Invitation Homes, Inc.	278,407	0.1
424		LEG Immobilien SE	48,284	0.0
3,343		Life Storage, Inc.	469,458	0.2
13,800		Link REIT	117,524	0.1
601		Mid-America Apartment Communities, Inc.	125,880	0.0
10,568		National Retail Properties, Inc.	474,926	0.2
6,742		National Storage Affiliates Trust	423,128	0.1
1,300		Nomura Real Estate Holdings, Inc.	31,134	0.0
5,455		ProLogis, Inc.	880,873	0.3
1,811		PS Business Parks, Inc.	304,393	0.1
8,697		Realty Income Corp.	602,702	0.2
1,289		SBA Communications Corp.	443,545	0.1
5,727		Segro PLC	100,675	0.0
8,000		Sun Hung Kai Properties Ltd.	95,180	0.0
9,200		Swire Properties Ltd.	22,735	0.0
6,030		WP Carey, Inc.	487,465	0.2
			6,377,925	2.1

		Utilities: 2.0%
4,000		CK Infrastructure Holdings Ltd.	26,739	0.0
11,500		CLP Holdings Ltd.	111,894	0.1
2,220		Consolidated Edison, Inc.	210,190	0.1
4,527		DTE Energy Co.	598,515	0.2
6,932		Duke Energy Corp.	774,027	0.3
1,309		E.ON AG	15,208	0.0
7,845		Edison International	549,934	0.2
282	(3)	Elia Group SA/NV	43,025	0.0
4,162	(3)	Enagas	92,423	0.0
4,509	(3)	Endesa S.A.	98,313	0.0
3,716		Entergy Corp.	433,843	0.1
16,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	16,114	0.0
1,906		Iberdrola S.A. - IBEE	20,833	0.0
3,965		National Fuel Gas Co.	272,395	0.1
11,965		National Grid PLC	183,880	0.1
1,100		Osaka Gas Co., Ltd.	18,850	0.0
12,000		Power Assets Holdings Ltd.	78,205	0.0
8,945		Public Service Enterprise Group, Inc.	626,150	0.2
5,002		Red Electrica Corp. SA	102,697	0.0
1,976		Sempra Energy	332,205	0.1
417		Severn Trent PLC	16,807	0.0
3,750		Snam SpA	21,625	0.0
10,242		Southern Co.	742,647	0.2
14,023		Terna - Rete Elettrica Nazionale	120,420	0.1
7,062		United Utilities Group PLC	103,991	0.0
5,638		WEC Energy Group, Inc.	562,729	0.2
			6,173,659	2.0

	Total Common Stock
	(Cost $121,750,468)		136,883,223	44.9

EXCHANGE-TRADED FUNDS: 0.5%
4,254		iShares MSCI EAFE Value Index ETF	213,806	0.0
8,839		iShares Russell 1000 Value ETF	1,467,097	0.5

	Total Exchange-Traded Funds
	(Cost $1,622,619)		1,680,903	0.5

MUTUAL FUNDS: 10.6%
		Affiliated Investment Companies: 10.6%
217,206		Voya Emerging Markets Hard Currency Debt Fund - Class P	1,822,360	0.6
2,148,520		Voya Floating Rate Fund - Class P	19,121,832	6.3
1,485,405		Voya High Yield Bond Fund - Class P	11,259,368	3.7

	Total Mutual Funds
	(Cost $33,339,609)		32,203,560	10.6

PREFERRED STOCK: 0.2%
		Consumer Staples: 0.1%
1,579		Henkel AG & Co. KGaA	105,686	0.1

		Financials: 0.1%
50	(1),(4)	Fannie Mae	387,500	0.1

		Materials: 0.0%
427		Fuchs Petrolub SE	15,492	0.0

	Total Preferred Stock
	(Cost $4,266,617)		508,678	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

OTHER(5): –%
		Consumer Discretionary: –%
120,000	(6),(7)	General Motors Co. Escrow	–	–

	Total Other
	(Cost $–)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.1%
		Basic Materials: 0.7%
15,000	(2)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	13,953	0.0
200,000	(2)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	199,422	0.1
70,000	(2),(3)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	69,362	0.0
70,000	(2),(3)	Coeur Mining, Inc., 5.125%, 02/15/2029	60,907	0.0
70,000	(2)	Compass Minerals International, Inc., 6.750%, 12/01/2027	70,968	0.0
70,000	(2),(3)	Diamond BC BV, 4.625%, 10/01/2029	62,959	0.0
206,000		Dow Chemical Co/The, 3.600%, 11/15/2050	192,386	0.1
250,000	(2)	Evraz PLC, 5.250%, 04/02/2024	140,125	0.1
225,000	(2)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	228,368	0.1
200,000	(2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	204,286	0.1
70,000	(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	68,145	0.0
70,000	(2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	70,963	0.0
70,000	(2),(8)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	70,088	0.0
70,000	(2),(3)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	65,210	0.0
70,000	(2)	Novelis Corp., 3.875%, 08/15/2031	64,141	0.0
60,000	(2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	59,234	0.0
70,000		Olin Corp., 5.125%, 09/15/2027	69,866	0.0
70,000	(2)	PMHC II, Inc., 9.000%, 02/15/2030	61,690	0.0
70,000	(2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	66,234	0.0
200,000		Suzano Austria GmbH, 5.000%, 01/15/2030	204,182	0.1
70,000	(2),(3)	Taseko Mines Ltd., 7.000%, 02/15/2026	72,179	0.1
50,000	(2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	46,232	0.0
55,000	(2)	Tronox, Inc., 4.625%, 03/15/2029	51,560	0.0
35,000	(2),(3)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	28,179	0.0
			2,240,639	0.7

		Communications: 0.9%
200,000	(3)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	174,169	0.1
70,000		AMC Networks, Inc., 4.250%, 02/15/2029	65,415	0.0
70,000	(2),(3)	Audacy Capital Corp., 6.500%, 05/01/2027	65,816	0.0
70,000	(2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	66,580	0.0
70,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	60,900	0.0
70,000	(2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	69,932	0.0
206,000	(2)	Comcast Corp., 2.937%, 11/01/2056	170,992	0.1
70,000	(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	60,946	0.0
70,000		CSC Holdings LLC, 5.250%, 06/01/2024	70,210	0.0
85,000	(2)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	83,731	0.1
70,000		DISH DBS Corp., 5.125%, 06/01/2029	59,703	0.0
70,000		Embarq Corp., 7.995%, 06/01/2036	67,561	0.0
70,000	(2)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	67,286	0.0
70,000	(2)	GCI LLC, 4.750%, 10/15/2028	68,471	0.0
70,000	(2),(3)	Gray Escrow II, Inc., 5.375%, 11/15/2031	67,025	0.0
70,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	72,687	0.1
70,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	72,464	0.1
75,000	(2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	71,037	0.0
20,000	(2)	Millennium Escrow Corp., 6.625%, 08/01/2026	19,021	0.0
70,000		Netflix, Inc., 5.875%, 11/15/2028	77,336	0.1
70,000	(9)	Paramount Global, 6.250%, 02/28/2057	70,702	0.0
280,000	(9)	Paramount Global, 6.375%, 03/30/2062	282,995	0.1
70,000	(2),(3)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	67,662	0.0
70,000	(2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	65,137	0.0
70,000	(2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	62,545	0.0
70,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	69,952	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

70,000	(2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	70,435	0.0
70,000		Sprint Corp., 7.625%, 03/01/2026	79,087	0.1
70,000	(2)	Stagwell Global LLC, 5.625%, 08/15/2029	66,129	0.0
70,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	67,025	0.0
70,000	(2)	Univision Communications, Inc., 6.625%, 06/01/2027	73,407	0.1
70,000	(2)	Urban One, Inc., 7.375%, 02/01/2028	70,370	0.0
70,000	(2)	ViaSat, Inc., 5.625%, 09/15/2025	68,483	0.0
70,000	(2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	65,780	0.0
			2,710,991	0.9

		Consumer, Cyclical: 1.6%
70,000	(2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	63,237	0.0
70,000	(2)	Academy Ltd., 6.000%, 11/15/2027	71,750	0.1
70,000	(2)	Adams Homes, Inc., 7.500%, 02/15/2025	70,067	0.0
70,000	(2)	Affinity Gaming, 6.875%, 12/15/2027	68,212	0.0
70,000	(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	71,513	0.1
70,000	(2)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	70,623	0.0
70,000	(2)	Arko Corp., 5.125%, 11/15/2029	63,829	0.0
70,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	66,153	0.0
70,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	71,431	0.1
70,000	(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	65,537	0.0
70,000	(2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	72,360	0.1
70,000	(2)	Carnival Corp., 6.000%, 05/01/2029	66,057	0.0
70,000	(2)	CCM Merger, Inc., 6.375%, 05/01/2026	70,785	0.0
70,000	(2)	Century Communities, Inc., 3.875%, 08/15/2029	62,905	0.0
200,000	(2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	184,629	0.1
70,000	(2)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	59,277	0.0
200,000	(2)	Falabella SA, 3.375%, 01/15/2032	186,911	0.1
70,000	(2)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	64,486	0.0
70,000	(2),(3)	Foot Locker, Inc., 4.000%, 10/01/2029	61,387	0.0
70,000	(2),(3)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	63,136	0.0
70,000	(2)	Gap, Inc./The, 3.875%, 10/01/2031	61,114	0.0
70,000	(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	72,977	0.1
225,000		Home Depot, Inc./The, 3.625%, 04/15/2052	223,709	0.1
200,000	(2)	InRetail Consumer, 3.250%, 03/22/2028	187,911	0.1
70,000	(2)	Installed Building Products, Inc., 5.750%, 02/01/2028	68,376	0.0
70,000	(2)	Interface, Inc., 5.500%, 12/01/2028	68,111	0.0
70,000	(2)	LBM Acquisition LLC, 6.250%, 01/15/2029	65,653	0.0
70,000	(2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	66,200	0.0
70,000	(2)	LGI Homes, Inc, 4.000%, 07/15/2029	61,533	0.0
20,000	(2)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	20,075	0.0
70,000	(2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	67,552	0.0
170,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	177,195	0.1
70,000		M/I Homes, Inc., 3.950%, 02/15/2030	61,724	0.0
70,000	(2)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	69,218	0.0
365,000	(2)	Magallanes, Inc., 5.141%, 03/15/2052	374,297	0.1
70,000		Meritage Homes Corp., 5.125%, 06/06/2027	70,840	0.1
70,000	(2)	Meritor, Inc., 4.500%, 12/15/2028	70,308	0.0
70,000	(3)	MGM Resorts International, 5.500%, 04/15/2027	70,821	0.1
70,000	(2)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	64,672	0.0
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	71,252	0.1
70,000	(2),(3)	NCL Corp. Ltd., 7.750%, 02/15/2029	70,744	0.0
70,000	(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	62,741	0.0
70,000	(2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	63,918	0.0
25,000	(2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	26,060	0.0
70,000	(2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	69,090	0.0
35,000	(2)	Scientific Games International, Inc., 5.000%, 10/15/2025	35,875	0.0
35,000	(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	36,444	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

70,000	(2)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	65,590	0.0
70,000	(2)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	64,846	0.0
70,000	(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	63,088	0.0
70,000	(2)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	71,285	0.1
70,000	(2),(3)	SRS Distribution, Inc., 6.125%, 07/01/2029	64,660	0.0
70,000	(2),(3)	Staples, Inc., 10.750%, 04/15/2027	62,372	0.0
70,000	(2)	Station Casinos LLC, 4.500%, 02/15/2028	66,515	0.0
70,000	(2)	STL Holding Co. LLC, 7.500%, 02/15/2026	70,700	0.0
70,000	(2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	60,129	0.0
70,000	(3)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	69,799	0.0
70,000	(2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	70,067	0.0
70,000	(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	63,131	0.0
35,000	(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	31,969	0.0
35,000	(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	38,956	0.0
70,000	(2),(3)	Wheel Pros, Inc., 6.500%, 05/15/2029	61,473	0.0
70,000	(2)	William Carter Co/The, 5.625%, 03/15/2027	71,121	0.1
70,000	(2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	68,330	0.0
70,000	(2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	62,251	0.0
10,000	(2)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	9,637	0.0
			5,068,614	1.6

		Consumer, Non-cyclical: 1.1%
70,000	(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	70,438	0.0
70,000	(2)	ACCO Brands Corp., 4.250%, 03/15/2029	64,767	0.0
200,000	(2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	192,428	0.1
70,000	(2)	ADT Security Corp./The, 4.125%, 08/01/2029	65,104	0.0
70,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	63,259	0.0
25,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	25,330	0.0
50,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	51,740	0.0
70,000	(2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	66,646	0.0
70,000	(2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	68,194	0.0
70,000	(2)	APi Escrow Corp., 4.750%, 10/15/2029	65,145	0.0
70,000	(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	55,100	0.0
70,000	(2)	BellRing Brands, Inc., 7.000%, 03/15/2030	71,575	0.1
70,000	(2)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	70,905	0.0
35,000		Centene Corp., 2.625%, 08/01/2031	31,207	0.0
35,000		Centene Corp., 4.625%, 12/15/2029	35,344	0.0
25,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	23,109	0.0
70,000	(2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	67,288	0.0
206,000		Cigna Corp., 3.400%, 03/15/2051	186,340	0.1
70,000	(2)	CoreLogic, Inc., 4.500%, 05/01/2028	66,143	0.0
64,000	(2)	CPI Acquisition, Inc., 8.625%, 03/15/2026	62,365	0.0
70,000	(2)	DaVita, Inc., 4.625%, 06/01/2030	65,464	0.0
225,000	(2)	DP World Crescent Ltd., 3.750%, 01/30/2030	225,172	0.1
70,000	(2)	Graham Holdings Co., 5.750%, 06/01/2026	72,025	0.1
70,000		HCA, Inc., 3.500%, 09/01/2030	67,748	0.0
200,000	(2)	Hutama Karya Persero PT, 3.750%, 05/11/2030	201,396	0.1
56,000	(2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	59,537	0.0
70,000	(2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	67,774	0.0
70,000	(2)	Mozart Debt Merger Sub, Inc., 3.875%, 04/01/2029	64,839	0.0
70,000	(2),(3)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	63,335	0.0
40,000	(2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	39,350	0.0
70,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	70,068	0.0
70,000	(2)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	67,687	0.0
70,000	(2)	Post Holdings, Inc., 4.625%, 04/15/2030	63,147	0.0
70,000	(2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	63,448	0.0
124,000	(2)	S&P Global, Inc., 3.700%, 03/01/2052	126,107	0.1
70,000	(2),(3)	Select Medical Corp., 6.250%, 08/15/2026	72,546	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

70,000	(2)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	65,716	0.0
70,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	71,411	0.1
70,000	(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	71,215	0.1
70,000	(2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	59,826	0.0
45,000	(2),(3)	United Natural Foods, Inc., 6.750%, 10/15/2028	46,178	0.0
70,000		United Rentals North America, Inc., 3.750%, 01/15/2032	65,398	0.0
70,000	(2)	Vizient, Inc., 6.250%, 05/15/2027	72,182	0.1
			3,243,996	1.1

		Energy: 1.7%
70,000	(2)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	72,759	0.0
70,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	71,401	0.0
70,000	(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	69,125	0.0
70,000	(2)	Baytex Energy Corp., 8.750%, 04/01/2027	75,166	0.1
35,000	(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	35,594	0.0
60,000		Callon Petroleum Co., 6.125%, 10/01/2024	59,784	0.0
70,000	(2)	Chesapeake Energy Corp., 6.750%, 04/15/2029	74,243	0.1
50,000	(2)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	51,636	0.0
70,000	(2)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	70,440	0.0
70,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	70,421	0.0
70,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	73,529	0.1
46,000		Devon Energy Corp., 5.250%, 10/15/2027	47,704	0.0
70,000	(2)	DT Midstream, Inc., 4.125%, 06/15/2029	67,220	0.0
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	349,167	0.1
70,000	(2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	72,163	0.0
450,000	(9)	Energy Transfer L.P., 7.125%, 12/31/2199	439,875	0.2
70,000		EnLink Midstream LLC, 5.375%, 06/01/2029	69,945	0.0
70,000	(2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	72,086	0.0
35,000	(2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	35,759	0.0
70,000	(2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	66,171	0.0
70,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	70,182	0.0
70,000	(2)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	68,677	0.0
350,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	337,293	0.1
200,000	(2)	Lukoil Capital DAC, 3.600%, 10/26/2031	106,800	0.1
70,000		Murphy Oil Corp., 6.375%, 07/15/2028	72,920	0.1
60,000	(2)	Nabors Industries, Inc., 7.375%, 05/15/2027	62,426	0.0
70,000	(2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	71,840	0.0
70,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	80,412	0.1
425,000	(3)	Pertamina Persero PT, 2.300%, 02/09/2031	375,594	0.1
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	201,909	0.1
425,000	(3)	Petroleos Mexicanos, 5.950%, 01/28/2031	392,891	0.2
335,000		Petroleos Mexicanos, 6.700%, 02/16/2032	318,598	0.1
200,000	(2)	Qatar Energy, 3.125%, 07/12/2041	182,469	0.1
250,000	(2)	Reliance Industries Ltd., 2.875%, 01/12/2032	229,645	0.1
70,000	(2)	Rockcliff Energy II LLC, 5.500%, 10/15/2029	70,181	0.0
70,000		Southwestern Energy Co., 5.375%, 02/01/2029	70,971	0.0
70,000	(2)	Strathcona Resources Ltd., 6.875%, 08/01/2026	70,624	0.0
70,000	(2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	66,080	0.0
70,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	66,129	0.0
70,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	67,863	0.0
70,000	(2)	Weatherford International Ltd., 8.625%, 04/30/2030	71,156	0.0
70,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	71,112	0.0
			5,069,960	1.7

		Financial: 0.8%
70,000		Ally Financial, Inc., 5.750%, 11/20/2025	73,671	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

70,000	(2)	AmWINS Group, Inc., 4.875%, 06/30/2029	67,291	0.0
70,000	(2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	67,405	0.0
200,000		Banco Nacional de Panama, 2.500%, 08/11/2030	177,033	0.1
200,000		Bancolombia SA, 3.000%, 01/29/2025	194,760	0.1
70,000	(2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	65,418	0.0
200,000	(2)	CIMB Bank Bhd, 2.125%, 07/20/2027	189,499	0.1
170,000		Corebridge Financial, Inc., 4.400%, 04/05/2052	170,300	0.1
200,000	(2)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	22,000	0.0
70,000	(2)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	73,266	0.0
30,000	(2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	27,863	0.0
40,000	(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	39,940	0.0
200,000	(2),(9)	Kookmin Bank, 4.350%, 12/31/2199	200,498	0.1
70,000	(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	66,109	0.0
70,000	(2)	LPL Holdings, Inc., 4.625%, 11/15/2027	68,907	0.0
70,000	(2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	68,908	0.0
35,000	(2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	32,967	0.0
70,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	65,129	0.0
215,000		Nasdaq, Inc., 3.950%, 03/07/2052	209,226	0.1
70,000	(3)	Navient Corp., 4.875%, 03/15/2028	64,466	0.0
70,000		OneMain Finance Corp., 6.625%, 01/15/2028	73,445	0.1
70,000	(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	66,111	0.0
70,000	(2)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	64,833	0.0
30,000	(2)	Starwood Property Trust, Inc., 4.375%, 01/15/2027	29,140	0.0
70,000	(2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	65,100	0.0
70,000	(2),(3)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	63,143	0.0
70,000	(2),(3)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	65,954	0.0
70,000	(2)	XHR L.P., 4.875%, 06/01/2029	68,085	0.0
			2,440,467	0.8

		Industrial: 0.7%
70,000	(2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	67,468	0.0
70,000	(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	68,985	0.0
70,000	(2)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	68,458	0.0
70,000	(2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	70,009	0.0
55,000	(2)	Clark Equipment Co., 5.875%, 06/01/2025	55,704	0.0
152,000		FedEx Corp., 4.100%, 02/01/2045	148,536	0.1
70,000	(2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	63,734	0.0
70,000	(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	64,475	0.0
70,000	(2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	67,580	0.0
70,000	(2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	65,228	0.0
70,000	(2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	63,661	0.0
70,000	(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	73,934	0.1
70,000	(2)	II-VI, Inc., 5.000%, 12/15/2029	68,525	0.0
70,000	(2)	Imola Merger Corp., 4.750%, 05/15/2029	67,501	0.0
200,000	(2)	Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032	189,346	0.1
70,000	(2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	69,125	0.0
200,000	(2),(3)	Klabin Austria GmbH, 5.750%, 04/03/2029	210,933	0.1
70,000	(2)	Koppers, Inc., 6.000%, 02/15/2025	68,685	0.0
42,000	(2)	Maxar Space Robotics LLC, 9.750%, 12/31/2023	44,779	0.0
70,000	(2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	70,690	0.1
70,000	(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	65,406	0.0
70,000	(2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	65,363	0.0
45,000	(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	41,695	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

70,000	(2)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	61,355	0.0
70,000	(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	72,376	0.1
70,000		TransDigm, Inc., 5.500%, 11/15/2027	69,562	0.0
80,000	(2)	Vertiv Group Corp., 4.125%, 11/15/2028	73,104	0.1
70,000	(2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	64,642	0.0
			2,180,859	0.7

		Industrials: 0.1%
225,000		Misc Capital Two (Labuan) Ltd., 3.750%, 04/06/2027	224,361	0.1

		Technology: 0.3%
70,000	(2)	Castle US Holding Corp., 9.500%, 02/15/2028	69,633	0.1
70,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	64,404	0.0
70,000	(2)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	67,244	0.0
70,000	(2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	69,691	0.1
70,000	(2)	Minerva Merger Sub, Inc., 6.500%, 02/15/2030	67,997	0.0
70,000	(2)	NCR Corp., 5.125%, 04/15/2029	67,378	0.0
70,000	(2)	Open Text Corp., 3.875%, 02/15/2028	67,236	0.0
206,000		Oracle Corp., 3.950%, 03/25/2051	180,748	0.1
70,000	(2)	Playtika Holding Corp., 4.250%, 03/15/2029	64,710	0.0
15,000	(2),(3)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	13,043	0.0
70,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	66,493	0.0
70,000	(2)	Virtusa Corp., 7.125%, 12/15/2028	65,240	0.0
			863,817	0.3

		Utilities: 1.2%
243,000		Avista Corp., 4.000%, 04/01/2052	246,995	0.1
70,000	(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	70,423	0.0
200,000	(2)	Colbun SA, 3.150%, 03/06/2030	185,704	0.1
475,000	(9)	Dominion Energy, Inc., 4.650%, 12/31/2199	472,625	0.2
19,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	18,615	0.0
60,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	59,274	0.0
18,000		Duke Energy Carolinas LLC, 3.950%, 03/15/2048	18,549	0.0
19,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	19,942	0.0
380,000	(9)	Duke Energy Corp., 4.875%, 12/31/2199	384,989	0.1
74,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	79,191	0.0
104,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	92,808	0.0
23,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	23,535	0.0
177,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	190,433	0.1
200,000		Inkia Energy Ltd., 5.875%, 11/09/2027	193,401	0.1
300,000	(2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	303,121	0.1
275,000	(9)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	282,681	0.1
400,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	429,632	0.1
286,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	281,292	0.1
275,000	(9)	Southern Co/The, 4.000%, 01/15/2051	266,750	0.1
70,000	(2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	70,021	0.0
			3,689,981	1.2

	Total Corporate Bonds/Notes
	(Cost $28,968,405)		27,733,685	9.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.0%
780,872	(2),(9)	Agate Bay Mortgage Trust 2015-1 B4, 3.703%, 01/25/2045	772,280	0.3
289,648	(2),(9)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	283,936	0.1
236,018	(2),(9)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	236,600	0.1
456,710	(2),(9)	CIM Trust 2019-J1 B2, 3.979%, 08/25/2049	451,835	0.1
131,295	(2),(9)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	130,557	0.0
587,587	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.457%, (US0001M + 2.000%), 01/25/2040	585,841	0.2
1,057,902		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.907%, (US0001M + 4.450%), 01/25/2029	1,099,350	0.4
319,238		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.257%, (US0001M + 2.800%), 02/25/2030	325,179	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

649,927		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.457%, (US0001M + 2.000%), 03/25/2031	649,913	0.2
188,381		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.707%, (US0001M + 2.250%), 07/25/2030	189,977	0.1
132,329	(2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.757%, (US0001M + 2.300%), 08/25/2031	132,374	0.0
14,805	(2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.557%, (US0001M + 2.100%), 06/25/2039	14,806	0.0
133,193	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.857%, (US0001M + 2.400%), 04/25/2031	133,248	0.0
3,819,294	(10)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/25/2036	772,557	0.3
954,156	(10)	Fannie Mae REMICS 2005-66 LS, 6.173%, (-1.000*US0001M + 6.630%), 07/25/2035	151,955	0.1
1,424,990	(10)	Fannie Mae REMICS 2008-36 YI, 6.743%, (-1.000*US0001M + 7.200%), 07/25/2036	165,693	0.1
583,641	(10)	Fannie Mae REMICS 2010-59 NS, 5.313%, (-1.000*US0001M + 5.770%), 06/25/2040	79,506	0.0
2,910,108	(10)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	167,583	0.1
3,471,859	(10)	Fannie Mae REMICS 2012-144 SC, 5.643%, (-1.000*US0001M + 6.100%), 01/25/2043	610,724	0.2
1,600,260	(10)	Fannie Mae REMICS 2012-151 WS, 5.743%, (-1.000*US0001M + 6.200%), 03/25/2042	173,595	0.1
3,460,124	(10)	Fannie Mae REMICS 2012-35 LS, 6.143%, (-1.000*US0001M + 6.600%), 04/25/2041	321,355	0.1
5,393,677	(10)	Fannie Mae REMICS 2013-130 SB, 5.593%, (-1.000*US0001M + 6.050%), 01/25/2044	703,358	0.2
2,549,825	(10)	Fannie Mae REMICS 2013-20 SK, 5.743%, (-1.000*US0001M + 6.200%), 05/25/2041	171,679	0.1
3,309,970	(10)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	211,779	0.1
6,931,914	(10)	Fannie Mae REMICS 2014-38 S, 5.643%, (-1.000*US0001M + 6.100%), 07/25/2044	1,145,621	0.4
1,016,484	(10)	Fannie Mae REMICS 2015-65 KI, 6.543%, (-1.000*US0001M + 7.000%), 08/25/2035	143,642	0.0
7,987,169	(10)	Fannie Mae REMICS 2016-29 SB, 5.593%, (-1.000*US0001M + 6.050%), 05/25/2046	1,371,498	0.4
290,760	(10)	Fannie Mae REMICS 2018-86 DS, 5.643%, (-1.000*US0001M + 6.100%), 12/25/2048	32,214	0.0
244,180	(2),(9)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	242,464	0.1
855,461	(2),(9)	Flagstar Mortgage Trust 2017-1 B3, 3.650%, 03/25/2047	833,314	0.3
481,483	(2),(9)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	482,412	0.2
909,937	(2),(9)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	834,349	0.3
584,771	(2),(9)	Flagstar Mortgage Trust 2021-2 B3, 2.790%, 04/25/2051	504,628	0.2
466,040	(10)	Freddie Mac REMICS 3318 KS, 6.013%, (-1.000*US0001M + 6.410%), 05/15/2037	50,651	0.0
735,416	(10)	Freddie Mac REMICS 3879 SL, 6.203%, (-1.000*US0001M + 6.600%), 01/15/2041	73,084	0.0
2,891,651	(10)	Freddie Mac REMICS 4120 JS, 5.803%, (-1.000*US0001M + 6.200%), 10/15/2032	431,780	0.1
1,764,684	(10)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	62,264	0.0
4,582,636	(10)	Freddie Mac REMICS 4143 MS, 6.303%, (-1.000*US0001M + 6.700%), 12/15/2042	805,611	0.3
2,460,621	(10)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	110,973	0.0
1,542,070	(10)	Freddie Mac REMICS 4517 KI, 0.930%, (-0.357*US0001M + 1.071%), 04/15/2043	45,568	0.0
2,776,741	(10)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	445,791	0.1
1,592,382	(10)	Freddie Mac REMICS 4619 KS, 4.019%, (-1.000*US0001M + 4.250%), 06/15/2039	278,804	0.1
321,965	(2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.357%, (US0001M + 1.900%), 01/25/2050	322,404	0.1
500,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.349%, (SOFR30A + 2.250%), 08/25/2033	481,196	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

600,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 3.849%, (SOFR30A + 3.750%), 12/25/2041	541,774	0.2
1,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 2.449%, (SOFR30A + 2.350%), 12/25/2041	941,973	0.3
78,054		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.357%, (US0001M + 3.900%), 12/25/2027	78,301	0.0
1,045,307	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 3.107%, (US0001M + 2.650%), 01/25/2049	1,051,656	0.3
837,933	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.507%, (US0001M + 2.050%), 04/25/2049	838,205	0.3
200,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 2.499%, (SOFR30A + 2.400%), 02/25/2042	194,890	0.1
958,626	(10)	Ginnie Mae Series 2013-148 DS, 5.249%, (-1.000*US0001M + 5.680%), 10/16/2043	139,361	0.0
6,004,655	(10)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	599,177	0.2
481,893	(10)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	44,269	0.0
5,806,019	(10)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	100,297	0.0
62,153	(2),(9)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	62,300	0.0
324,087	(2),(9)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	317,744	0.1
500,000	(2)	Home RE 2019-1 M2 Ltd., 3.707%, (US0001M + 3.250%), 05/25/2029	502,726	0.2
905,082	(2),(9)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	829,537	0.3
62,841	(2),(9)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	63,057	0.0
3,726	(2),(9)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	3,724	0.0
476,208	(2),(9)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	467,769	0.2
853,719	(2),(9)	JP Morgan Mortgage Trust 2017-5 B2, 3.050%, 10/26/2048	851,384	0.3
1,093,817	(2),(9)	JP Morgan Mortgage Trust 2018-3 B2, 3.725%, 09/25/2048	1,070,556	0.4
710,105	(2),(9)	JP Morgan Mortgage Trust 2018-4 B2, 3.726%, 10/25/2048	694,211	0.2
925,341	(2),(9)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	899,112	0.3
187,031	(2),(9)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	187,485	0.1
81,466	(2),(9)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	81,725	0.0
82,537	(2),(9)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	82,700	0.0
23,676	(2),(9)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	23,655	0.0
949,154	(2),(9)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.015%, 10/25/2049	946,002	0.3
52,864	(2),(9)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	52,888	0.0
571,280	(2),(9)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.745%, 12/25/2049	568,041	0.2
202,959	(2),(9)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	201,199	0.1
1,000,000	(2),(9)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/25/2051	874,906	0.3
460,987	(2),(9)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.355%, 10/25/2048	453,575	0.1
150,672	(2),(9)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	150,328	0.0
400,000	(2),(9)	Provident Funding Mortgage Trust 2021-J1 A10, 2.000%, 10/25/2051	334,544	0.1
488,864	(2),(9)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	448,264	0.1
486,714	(2),(9)	RCKT Mortgage Trust 2021-1 B3, 2.723%, 03/25/2051	432,043	0.1
731,280	(2),(9)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	671,480	0.2
1,112,985	(2),(9)	Sequoia Mortgage Trust 2019-2 B2, 4.262%, 06/25/2049	1,083,398	0.4
1,114,624	(2),(9)	Sequoia Mortgage Trust 2019-2 B3, 4.262%, 06/25/2049	1,077,957	0.4
100,011	(2),(9)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	96,246	0.0
57,731	(2),(9)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	58,013	0.0
685,593	(2),(9)	Sequoia Mortgage Trust 2021-3 B3, 2.654%, 05/25/2051	602,180	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

547,219	(2),(9)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.681%, 07/25/2047	527,800	0.2

	Total Collateralized Mortgage Obligations
	(Cost $39,034,414)		36,480,400	12.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.6%
650,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	568,047	0.2
1,170,000	(2)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	953,107	0.3
1,000,000	(2),(9)	Benchmark 2018-B3 D Mortgage Trust, 3.037%, 04/10/2051	853,624	0.3
12,331,821	(9),(10)	Benchmark 2019-B10 XA Mortgage Trust, 1.225%, 03/15/2062	781,988	0.3
5,489,275	(9),(10)	Benchmark 2020-B17 XA Mortgage Trust, 1.418%, 03/15/2053	390,095	0.1
180,000	(2)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	163,260	0.1
3,242,228	(9),(10)	Benchmark 2020-B18 XA Mortgage Trust, 1.792%, 07/15/2053	310,577	0.1
2,097,024	(9),(10)	Benchmark 2021-B24 XA Mortgage Trust, 1.154%, 03/15/2054	157,828	0.1
204,000	(2),(11)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	145,545	0.1
210,000	(2),(9)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	183,192	0.1
16,122,260	(9),(10)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.873%, 12/15/2072	848,332	0.3
130,000	(2),(9)	COMM 2013-CR10 E Mortgage Trust, 4.901%, 08/10/2046	123,866	0.0
1,530,000	(9)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 3.888%, 02/10/2049	1,444,100	0.5
100,000	(2),(9)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	96,457	0.0
300,000	(2)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	238,359	0.1
599,355	(2)	CSWF 2021-SOP2 D, 2.713%, (US0001M + 2.317%), 06/15/2034	581,564	0.2
201,365	(2),(6)	DBUBS 2011-LC2A F Mortgage Trust, 3.881%, (US0001M + 3.650%), 07/10/2044	201,121	0.1
1,000,000	(2),(9)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	856,573	0.3
1,184,395	(9),(10)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.843%, 09/25/2045	172,954	0.1
1,455,984	(9),(10)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.582%, 04/25/2030	151,085	0.1
4,281,693	(9),(10)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.512%, 05/25/2035	633,820	0.2
1,698,095	(9),(10)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.981%, 08/25/2036	172,405	0.1
2,837,168	(2),(10)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	10,256	0.0
1,119,480	(2),(11)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	843,574	0.3
11,830,766	(2),(10)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	39,443	0.0
525,000	(2),(11)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	384,187	0.1
200,000	(2),(11)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	122,344	0.0
2,545,733	(2),(10)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	10,101	0.0
280,000	(2),(10)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	1,389	0.0
147,000	(2)	GAM RE-REMIC TR 2021-FFR2 BK44, 2.071%, 09/27/2051	132,996	0.0
166,000	(2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.435%, 09/27/2051	137,830	0.1
126,000	(2),(11)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	107,698	0.0
153,000	(2),(11)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	127,255	0.0
125,000	(2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.079%, 09/27/2051	107,569	0.0
106,000	(2),(11)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	69,880	0.0
126,000	(2),(11)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	104,798	0.0
125,000	(2),(11)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	100,047	0.0
1,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.800%, 11/29/2050	794,519	0.3
1,000,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.070%, 11/29/2050	735,562	0.2
238,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	202,837	0.1
163,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.730%, 01/29/2052	131,230	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

176,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.130%, 01/27/2052	125,725	0.0
92,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 C728, 0.420%, 08/27/2050	81,679	0.0
95,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.580%, 05/27/2048	81,635	0.0
113,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.970%, 11/27/2049	86,462	0.0
80,000	(2),(10)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	62,518	0.0
92,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.320%, 01/27/2052	62,062	0.0
92,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 D728, 0.490%, 01/29/2052	79,459	0.0
125,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.150%, 12/27/2045	120,636	0.0
75,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.510%, 10/27/2047	65,851	0.0
95,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.670%, 05/27/2048	79,771	0.0
31,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.210%, 12/27/2045	29,514	0.0
49,000	(2),(12)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.580%, 01/29/2052	41,235	0.0
500,000	(2),(9)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.561%, 05/10/2045	485,009	0.2
13,662,032	(9),(10)	GS Mortgage Securities Trust 2019-GC39 XA, 1.133%, 05/10/2052	772,046	0.3
3,070,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.847%, (US0001M + 2.450%), 04/15/2038	2,986,347	1.0
200,000	(2),(9)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	161,341	0.1
25,791,941	(9),(10)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.590%, 06/15/2051	612,829	0.2
182,000	(2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.943%, (TSFR1M + 2.500%), 07/15/2036	179,851	0.1
560,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	427,494	0.1
253,862	(2),(6)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,885	0.0
1,955,000	(2),(9)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,608,572	0.5
7,585,426	(9),(10)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.640%, 11/15/2052	310,958	0.1
140,000	(2),(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.461%, 12/10/2045	129,227	0.0
240,000	(2),(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.461%, 12/10/2045	182,137	0.1
879,088	(2),(9)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.521%, 11/15/2044	877,397	0.3
2,210,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	2,009,403	0.7
1,750,000	(2),(9)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.960%, 06/15/2046	1,506,801	0.5
1,920,000	(9)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,879,104	0.6

	Total Commercial Mortgage-Backed Securities
	(Cost $30,370,270)		29,238,362	9.6

ASSET-BACKED SECURITIES: 8.6%
		Automobile Asset-Backed Securities: 1.1%
300,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	303,404	0.1
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	448,720	0.1
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,191,944	0.4
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	500,759	0.2
424,710		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	427,126	0.1
39,372		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	39,454	0.0
600,000	(2)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	600,918	0.2
			3,512,325	1.1

		Home Equity Asset-Backed Securities: 0.2%
550,196	(2),(9)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	507,049	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

		Other Asset-Backed Securities: 7.1%
300,000	(2)	Apidos CLO XXXVI 2021-36A C, 2.254%, (US0003M + 2.000%), 07/20/2034	295,732	0.1
396,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	394,457	0.1
148,500	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	148,572	0.1
300,000	(2)	Babson CLO Ltd. 2018-3A C, 2.154%, (US0003M + 1.900%), 07/20/2029	297,782	0.1
750,000	(2)	Benefit Street Partners CLO II Ltd. 2013-IIA BR2, 2.141%, (US0003M + 1.900%), 07/15/2029	732,784	0.2
400,000	(2)	Benefit Street Partners CLO Ltd. 2021-23A C, 2.458%, (US0003M + 2.200%), 04/25/2034	397,768	0.1
250,000	(2)	BlueMountain CLO Ltd. 2021-28A C, 2.241%, (US0003M + 2.000%), 04/15/2034	245,517	0.1
320,000	(2)	CIFC Funding 2017-4A BR Ltd., 2.259%, (US0003M + 2.000%), 10/24/2030	317,407	0.1
596,948	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	602,241	0.2
1,000,000	(2)	Dryden Senior Loan Fund 2021-87A C, 2.380%, (US0003M + 1.900%), 05/20/2034	985,771	0.3
393,140	(2)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	408,885	0.1
750,000	(2)	LCM XV L.P. 15A CR, 2.654%, (US0003M + 2.400%), 07/20/2030	732,254	0.2
750,000	(2)	LCM XXII Ltd. 22A BR, 2.254%, (US0003M + 2.000%), 10/20/2028	734,203	0.2
950,000	(2)	Magnetite XXVI Ltd. 2020-26A CR, 2.158%, (US0003M + 1.900%), 07/25/2034	943,367	0.3
347,513	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	345,915	0.1
553,128	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	547,365	0.2
750,000	(2)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 2.259%, (US0003M + 2.000%), 04/22/2029	739,806	0.2
1,000,000	(2)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR, 1.991%, (US0003M + 1.750%), 10/18/2029	989,975	0.3
750,000	(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 2.141%, (US0003M + 1.900%), 10/16/2033	741,625	0.2
500,000	(2)	NYACK Park CLO Ltd. 2021-1A C, 2.074%, (US0003M + 1.950%), 10/20/2034	494,514	0.2
250,000	(2)	Oak Hill Credit Partners 2021-8A C, 2.141%, (US0003M + 1.900%), 01/18/2034	246,953	0.1
250,000	(2)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.204%, (US0003M + 1.950%), 03/17/2030	244,221	0.1
580,000	(2)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.304%, (US0003M + 2.050%), 07/20/2030	568,535	0.2
250,000	(2)	Octagon Loan Funding Ltd. 2014-1A CRR, 2.688%, (US0003M + 2.200%), 11/18/2031	241,469	0.1
550,000	(2)	Shackleton 2019-15A CR CLO Ltd., 2.391%, (US0003M + 2.150%), 01/15/2032	537,161	0.2
500,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 2.554%, (US0003M + 2.300%), 07/20/2030	497,680	0.2
1,000,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	1,004,143	0.3
200,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	199,924	0.1
100,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	99,694	0.0
400,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	397,529	0.1
450,000	(2)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.309%, (US0003M + 2.050%), 01/23/2029	445,470	0.2
320,934	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	316,566	0.1
1,000,000	(2)	Symphony Static CLO I Ltd. 2021-1A C, 1.979%, (US0003M + 1.850%), 10/25/2029	976,281	0.3
750,000	(2)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.339%, (US0003M + 2.100%), 07/15/2028	750,028	0.2
600,000	(2)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.741%, (US0003M + 2.500%), 04/15/2035	595,430	0.2
2,000,000	(2),(9)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,016,161	0.7
180,000	(2),(9)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	176,909	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,149,000		(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,140,946	0.4
229,375		(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	227,439	0.1
				21,778,479	7.1

			Student Loan Asset-Backed Securities: 0.2%
600,000		(2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	579,800	0.2

		Total Asset-Backed Securities
		(Cost $26,661,613)		26,377,653	8.6

U.S. TREASURY OBLIGATIONS: 1.7%
			U.S. Treasury Bonds: 0.5%
1,000			1.250%,05/15/2050	747	0.0
1,900			1.625%,11/15/2050	1,559	0.0
1,516,700			2.375%,02/15/2042	1,463,379	0.5
				1,465,685	0.5

			U.S. Treasury Notes: 1.2%
942,000			0.250%,06/15/2024	898,617	0.3
2,300			0.500%,11/30/2023	2,236	0.0
300			0.750%,12/31/2023	292	0.0
19,700			0.875%,01/31/2024	19,201	0.0
87,000			1.125%,02/15/2031	78,579	0.0
173,200			1.250%,11/30/2026	163,894	0.1
406,400			1.500%,01/31/2027	388,430	0.1
167,900			1.500%,11/30/2028	158,177	0.1
968,000			1.750%,03/15/2025	947,581	0.3
436,000			1.875%,02/28/2027	424,385	0.1
456,000			1.875%,02/28/2029	440,289	0.1
102,000			2.375%,03/31/2029	101,713	0.0
182,000			2.500%,03/31/2027	182,412	0.1
				3,805,806	1.2

		Total U.S. Treasury Obligations
		(Cost $5,467,464)		5,271,491	1.7

SOVEREIGN BONDS: 1.5%
300,000			Brazilian Government International Bond, 3.875%, 06/12/2030	277,095	0.1
275,000			Chile Government International Bond, 2.450%, 01/31/2031	258,233	0.1
450,000			Colombia Government International Bond, 3.875%, 04/25/2027	432,306	0.1
EUR	225,000		Croatia Government International Bond, 1.125%, 06/19/2029	233,600	0.1
200,000			Croatia Government International Bond, 5.500%, 04/04/2023	206,546	0.1
200,000		(2)	Dominican Republic International Bond, 4.500%, 01/30/2030	184,002	0.1
175,000		(2)	Dominican Republic International Bond, 6.000%, 02/22/2033	171,458	0.0
350,000		(2),(3)	Egypt Government International Bond, 5.875%, 02/16/2031	294,674	0.1
225,000			Egypt Government International Bond, 7.500%, 01/31/2027	222,307	0.1
325,000		(2)	Ghana Government International Bond, 6.375%, 02/11/2027	245,455	0.1
275,000		(2)	Hungary Government International Bond, 2.125%, 09/22/2031	249,657	0.1
131,389			Ivory Coast Government International Bond, 5.750%, 12/31/2032	129,328	0.0
200,000			Mexico Government International Bond, 3.500%, 02/12/2034	186,398	0.1
200,000			Mexico Government International Bond, 4.500%, 04/22/2029	211,283	0.1
450,000			Republic of South Africa Government International Bond, 4.850%, 09/30/2029	441,107	0.1
250,000		(2)	Romanian Government International Bond, 3.625%, 03/27/2032	236,642	0.1
200,000			Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	32,000	0.0
200,000			Sri Lanka Government International Bond, 6.350%, 06/28/2024	100,000	0.0
475,000			Turkey Government International Bond, 4.875%, 10/09/2026	429,656	0.1
350,000			Ukraine Government International Bond, 7.750%, 09/01/2025	148,750	0.0

		Total Sovereign Bonds
		(Cost $5,547,760)		4,690,497	1.5

				Value	Percentage of Net Assets
PURCHASED OPTIONS (13): 0.1%
		Total Purchased Options
		(Cost $290,536)		220,293	0.1

		Total Long-Term Investments
		(Cost $297,319,775)		301,288,745	98.8

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
			Repurchase Agreements: 1.7%
1,177,265		(14)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,177,275, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,200,810, due 02/01/36-03/01/52)	1,177,265	0.4

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

1,177,265	(14)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,177,275, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,200,810, due 04/05/22-04/01/52)	1,177,265	0.4
497,245	(14)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $497,249, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $507,190, due 04/07/22-11/15/51)	497,245	0.1
1,177,265	(14)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,177,275, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $1,200,810, due 12/01/28-03/01/52)	1,177,265	0.4
1,177,265	(14)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,177,275, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,200,810, due 04/26/22-03/20/52)	1,177,265	0.4

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $5,206,305)		5,206,305	1.7

	Total Investments in Securities (Cost $302,526,080)		$306,495,050	100.5
	Liabilities in Excess of Other Assets		(1,512,576)	(0.5)
	Net Assets		$304,982,474	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(8)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(9)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(10)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(11)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(12)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2022.
(13)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(14)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$8,681,931	$1,064,096	$–	$9,746,027
Consumer Discretionary	10,908,066	706,429	–	11,614,495
Consumer Staples	8,028,636	1,216,080	–	9,244,716
Energy	5,244,278	940,431	–	6,184,709
Financials	16,652,342	3,778,889	–	20,431,231
Health Care	19,563,943	1,544,671	–	21,108,614
Industrials	11,628,143	2,021,913	–	13,650,056
Information Technology	26,451,779	263,251	–	26,715,030
Materials	4,123,124	1,513,637	–	5,636,761
Real Estate	5,772,313	605,612	–	6,377,925
Utilities	5,196,954	976,705	–	6,173,659
Total Common Stock	122,251,509	14,631,714	–	136,883,223
Exchange-Traded Funds	1,680,903	–	–	1,680,903
Mutual Funds	32,203,560	–	–	32,203,560
Preferred Stock	–	508,678	–	508,678
Purchased Options	–	220,293	–	220,293
Corporate Bonds/Notes	–	27,733,685	–	27,733,685
Collateralized Mortgage Obligations	–	36,480,400	–	36,480,400
Asset-Backed Securities	–	26,377,653	–	26,377,653
Sovereign Bonds	–	4,690,497	–	4,690,497
Commercial Mortgage-Backed Securities	–	29,035,356	203,006	29,238,362
Other	–	–	–	–
U.S. Treasury Obligations	–	5,271,491	–	5,271,491
Short-Term Investments	–	5,206,305	–	5,206,305
Total Investments, at fair value	$156,135,972	$150,156,072	$203,006	$306,495,050
Other Financial Instruments+
Centrally Cleared Swaps	–	68,869	–	68,869
Forward Foreign Currency Contracts	–	1,553,294	–	1,553,294
Futures	718,424	–	–	718,424
Volatility Swaps	–	5,097	–	5,097
Total Assets	$156,854,396	$151,783,332	$203,006	$308,840,734
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(54,489)	$–	$(54,489)
Forward Foreign Currency Contracts	–	(1,645,679)	–	(1,645,679)
Futures	(1,624,217)	–	–	(1,624,217)
Written Options	–	(171,637)	–	(171,637)
Total Liabilities	$(1,624,217)	$(1,871,805)	$–	$(3,496,022)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$2,012,032	$23,366	$-	$(213,039)	$1,822,360	$23,366	$-	$-
Voya Floating Rate Fund - Class P	28,239,002	265,813	(9,781,549)	398,566	19,121,832	265,813	(781,541)	-
Voya High Yield Bond Fund - Class P	2,391,021	9,073,237	-	(204,889)	11,259,368	73,235	-	-
	$32,642,055	$9,362,416	$(9,781,549)	$(19,362)	$32,203,560	$362,414	$(781,541)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, Voya Balanced Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
General Motors Co. Escrow	11/24/2020	$–	$–
		$–	$–

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,545,416	NOK 13,529,426	Bank of America N.A.	04/08/22	$8,732
USD 1,469,336	SEK 13,893,157	Bank of America N.A.	04/08/22	(8,389)
EUR 760,621	USD 844,609	Bank of America N.A.	04/08/22	(4,237)
AUD 2,614,355	USD 1,959,564	Bank of America N.A.	04/08/22	2,049
NOK 12,687,692	USD 1,424,156	Bank of America N.A.	04/08/22	16,924
NOK 13,930,646	USD 1,590,547	Bank of America N.A.	04/08/22	(8,291)
USD 1,621,479	NOK 14,080,195	Bank of America N.A.	04/08/22	22,238
EUR 752,928	USD 838,676	BNP Paribas	04/08/22	(5,648)
CAD 3,349,683	USD 2,683,834	BNP Paribas	04/08/22	(7,136)
GBP 1,964,203	USD 2,580,805	BNP Paribas	04/08/22	(4,987)
USD 411,947	EUR 370,678	BNP Paribas	04/08/22	2,404
USD 944,414	AUD 1,292,448	BNP Paribas	04/08/22	(22,772)
CHF 2,898,670	USD 3,109,994	BNP Paribas	04/08/22	27,348
USD 1,610,325	SEK 15,121,672	BNP Paribas	04/08/22	(4,316)
USD 153,920	EUR 139,573	BNP Paribas	04/08/22	(502)
SEK 14,932,626	USD 1,573,574	BNP Paribas	04/08/22	14,712
USD 2,698,591	CAD 3,371,762	BNP Paribas	04/08/22	1,561
USD 2,343,408	EUR 2,136,547	BNP Paribas	04/08/22	(20,436)
JPY 22,949,152	USD 187,916	BNP Paribas	04/08/22	608
USD 1,205,881	GBP 913,126	BNP Paribas	04/08/22	6,386
AUD 2,470,151	USD 1,842,524	BNP Paribas	04/08/22	5,980
USD 1,935,015	AUD 2,577,028	BNP Paribas	04/08/22	6,532
GBP 902,895	USD 1,196,864	BNP Paribas	04/08/22	(10,808)
JPY 109,521,413	USD 891,460	BNP Paribas	04/08/22	8,244
USD 499,605	EUR 454,384	BNP Paribas	04/08/22	(3,119)
USD 121,001	JPY 14,608,868	BNP Paribas	04/08/22	991
JPY 54,237,173	USD 449,957	BNP Paribas	04/08/22	(4,406)
USD 1,440,526	EUR 1,268,822	BNP Paribas	04/08/22	36,720
USD 3,056,773	CHF 2,849,340	BNP Paribas	04/08/22	(27,178)
NZD 1,543,754	USD 1,049,814	BNP Paribas	04/08/22	20,017
CAD 3,068,759	USD 2,411,468	BNP Paribas	04/08/22	43,194
EUR 865,703	USD 945,343	BNP Paribas	04/08/22	12,458
CHF 1,256,995	USD 1,346,454	BNP Paribas	04/08/22	14,041
USD 1,394,579	CHF 1,307,013	BNP Paribas	04/08/22	(20,052)
GBP 810,751	USD 1,055,594	BNP Paribas	04/08/22	9,419
AUD 1,320,118	USD 951,600	BNP Paribas	04/08/22	36,292
USD 964,195	EUR 875,291	BNP Paribas	04/08/22	(4,214)
USD 2,697,528	JPY 320,025,577	BNP Paribas	04/08/22	68,558
JPY 341,771,523	USD 2,882,395	BNP Paribas	04/08/22	(74,786)
CAD 1,223,728	USD 968,652	BNP Paribas	04/08/22	10,192
CHF 1,492,114	USD 1,628,714	BNP Paribas	04/08/22	(13,741)
USD 1,455,526	EUR 1,316,924	BNP Paribas	04/08/22	(1,498)
NZD 1,186,582	USD 815,076	BNP Paribas	04/08/22	7,234
JPY 164,252,698	USD 1,415,979	BNP Paribas	04/08/22	(66,664)
USD 1,022,998	CHF 950,785	BNP Paribas	04/08/22	(6,073)
CAD 3,380,882	USD 2,673,477	BNP Paribas	04/08/22	30,850
JPY 356,038,411	USD 3,101,465	BNP Paribas	04/08/22	(176,655)
USD 2,220,990	GBP 1,654,689	BNP Paribas	04/08/22	47,367
EUR 2,464,413	USD 2,776,791	BNP Paribas	04/08/22	(50,201)
GBP 2,190,180	USD 2,933,352	BNP Paribas	04/08/22	(56,301)
CHF 1,321,056	USD 1,403,184	BNP Paribas	04/08/22	26,646
NOK 14,093,422	USD 1,644,756	BNP Paribas	04/08/22	(44,012)
IDR 87,562,411	USD 6,075	BNP Paribas	04/29/22	24
USD 1,412,431	JPY 165,592,031	Brown Brothers Harriman & Co.	04/08/22	52,114
PLN 475	USD 108	Brown Brothers Harriman & Co.	04/29/22	5
USD 1,306,990	CHF 1,199,889	Citibank N.A.	04/08/22	8,303
USD 299,440	EUR 264,632	Citibank N.A.	04/08/22	6,655
USD 574,597	SEK 5,558,664	Citibank N.A.	04/08/22	(16,642)
SEK 5,579,021	USD 578,790	Citibank N.A.	04/08/22	14,614
USD 1,445,299	CAD 1,834,788	Citibank N.A.	04/08/22	(22,326)
USD 480,513	GBP 360,406	Citibank N.A.	04/08/22	7,079
EUR 120,980	USD 132,388	Citibank N.A.	04/08/22	1,462
SEK 1,415,691	USD 150,663	Goldman Sachs International	04/08/22	(85)
CAD 1,032,452	USD 811,957	Goldman Sachs International	04/08/22	13,889

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

AUD 2,724,663	USD 1,978,269	Goldman Sachs International	04/08/22	60,696
USD 1,599,208	CHF 1,470,151	Goldman Sachs International	04/08/22	8,005
USD 668,628	NOK 6,037,918	Goldman Sachs International	04/08/22	(17,165)
SEK 12,191,672	USD 1,292,285	Goldman Sachs International	04/08/22	4,464
USD 2,321,088	AUD 3,237,899	Goldman Sachs International	04/08/22	(101,950)
NZD 1,398,705	USD 945,497	Goldman Sachs International	04/08/22	23,815
SEK 1,330,241	USD 135,346	Goldman Sachs International	04/08/22	6,143
USD 228,635	GBP 173,910	Goldman Sachs International	04/08/22	184
USD 1,369,405	SEK 12,894,073	Goldman Sachs International	04/08/22	(2,054)
USD 1,848,655	AUD 2,525,457	Goldman Sachs International	04/08/22	(41,237)
NOK 6,081,553	USD 677,158	Goldman Sachs International	04/08/22	13,591
EUR 219,943	USD 247,107	Goldman Sachs International	04/08/22	(3,765)
CHF 1,345,460	USD 1,469,991	Goldman Sachs International	04/08/22	(13,747)
USD 1,401,607	CHF 1,293,627	Goldman Sachs International	04/08/22	3,706
USD 1,212,154	CAD 1,555,345	Goldman Sachs International	04/08/22	(31,948)
SEK 1,569,753	USD 165,737	Goldman Sachs International	04/08/22	1,227
USD 310,225	EUR 279,667	Goldman Sachs International	04/08/22	806
SEK 11,293,546	USD 1,137,242	Goldman Sachs International	04/08/22	63,979
USD 177,800	JPY 20,591,620	Goldman Sachs International	04/08/22	8,643
USD 1,023,096	NZD 1,519,977	Goldman Sachs International	04/08/22	(30,257)
USD 989,611	JPY 120,611,302	Goldman Sachs International	04/08/22	(1,196)
USD 1,028,869	GBP 781,593	Goldman Sachs International	04/08/22	2,158
COP 1,245,879	USD 328	Goldman Sachs International	05/06/22	1
USD 710	MXN 14,950	JPMorgan Chase Bank N.A.	05/06/22	(38)
USD 2,881,485	JPY 332,811,564	Morgan Stanley Capital Services LLC	04/08/22	147,481
USD 1,057,336	GBP 810,724	Morgan Stanley Capital Services LLC	04/08/22	(7,642)
USD 947,935	EUR 864,002	Morgan Stanley Capital Services LLC	04/08/22	(7,984)
USD 937,988	NZD 1,377,959	Morgan Stanley Capital Services LLC	04/08/22	(16,947)
USD 976,313	EUR 887,942	Morgan Stanley Capital Services LLC	04/08/22	(6,093)
USD 2,062,461	JPY 255,221,240	Morgan Stanley Capital Services LLC	04/08/22	(34,149)
SEK 5,640,062	USD 579,599	Morgan Stanley Capital Services LLC	04/08/22	20,298
USD 625,373	NOK 5,601,221	Morgan Stanley Capital Services LLC	04/08/22	(10,819)
USD 1,615,829	NZD 2,322,889	Morgan Stanley Capital Services LLC	04/08/22	6,052
JPY 166,829,842	USD 1,413,099	Morgan Stanley Capital Services LLC	04/08/22	(42,613)
USD 1,788,308	NZD 2,626,451	Morgan Stanley Capital Services LLC	04/08/22	(31,839)
CHF 195,172	USD 211,116	Morgan Stanley Capital Services LLC	04/08/22	127
USD 760,139	CAD 967,758	Morgan Stanley Capital Services LLC	04/08/22	(13,959)
USD 124,269	CAD 158,068	Morgan Stanley Capital Services LLC	04/08/22	(2,168)
USD 864,027	NZD 1,277,900	Morgan Stanley Capital Services LLC	04/08/22	(21,566)
JPY 11	USD –	Morgan Stanley Capital Services LLC	04/08/22	–
USD 135,069	NOK 1,221,508	Morgan Stanley Capital Services LLC	04/08/22	(3,671)
GBP 903,984	USD 1,196,586	Morgan Stanley Capital Services LLC	04/08/22	(9,100)
EUR 1,876,857	USD 2,069,190	Morgan Stanley Capital Services LLC	04/08/22	7,337
USD 2,916,100	CHF 2,730,671	Morgan Stanley Capital Services LLC	04/08/22	(39,411)
CAD 0	USD –	Morgan Stanley Capital Services LLC	04/08/22	–
NZD 2,180,491	USD 1,500,047	Morgan Stanley Capital Services LLC	04/08/22	11,047
USD 859,726	AUD 1,196,649	Morgan Stanley Capital Services LLC	04/08/22	(35,770)
AUD 1,238,799	USD 912,103	Morgan Stanley Capital Services LLC	04/08/22	14,935
NZD 2,831,565	USD 1,911,544	Morgan Stanley Capital Services LLC	04/08/22	50,749
USD 982,275	NZD 1,453,751	Morgan Stanley Capital Services LLC	04/08/22	(25,184)
USD 2,844,532	CAD 3,623,958	Morgan Stanley Capital Services LLC	04/08/22	(54,228)
USD 1,716,017	NOK 15,181,764	Morgan Stanley Capital Services LLC	04/08/22	(8,342)
EUR 1,691,546	USD 1,858,369	Morgan Stanley Capital Services LLC	04/08/22	13,132
NZD 2,776,071	USD 1,937,270	Morgan Stanley Capital Services LLC	04/08/22	(16,869)
USD 1,576,609	CHF 1,456,499	Morgan Stanley Capital Services LLC	04/08/22	184
USD 2,562,310	EUR 2,315,336	Morgan Stanley Capital Services LLC	04/08/22	4,213
USD 1,638,722	NOK 14,412,319	Morgan Stanley Capital Services LLC	04/08/22	(8,980)
USD 1,848,896	JPY 212,808,998	Morgan Stanley Capital Services LLC	04/08/22	100,697
USD 1,802,685	SEK 16,925,845	Morgan Stanley Capital Services LLC	04/08/22	2,393
CHF 2,517,265	USD 2,704,914	Morgan Stanley Capital Services LLC	04/08/22	19,619
NOK 14,228,882	USD 1,611,428	Morgan Stanley Capital Services LLC	04/08/22	4,702
USD 625,681	CHF 577,269	Morgan Stanley Capital Services LLC	04/08/22	880
JPY 206,633,351	USD 1,791,385	Morgan Stanley Capital Services LLC	04/08/22	(93,919)
CHF 2,041,431	USD 2,205,744	Morgan Stanley Capital Services LLC	04/08/22	3,777
USD 1,048,192	GBP 804,556	Morgan Stanley Capital Services LLC	04/08/22	(8,684)
EUR 40,077	USD 44,027	Morgan Stanley Capital Services LLC	04/08/22	313
ZAR 50,210	USD 3,297	Morgan Stanley Capital Services LLC	04/29/22	128
BRL 3,379	USD 658	Morgan Stanley Capital Services LLC	05/06/22	46
PEN 252,021	USD 67,555	Morgan Stanley Capital Services LLC	05/06/22	767
JPY 27,356,388	USD 238,096	Standard Chartered Bank	04/08/22	(13,366)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

NOK 7,755,268	USD 876,138	Standard Chartered Bank	04/08/22	4,712
USD 529,069	NZD 791,309	Standard Chartered Bank	04/08/22	(19,313)
GBP 174,759	USD 229,376	Standard Chartered Bank	04/08/22	190
EUR 299,473	USD 332,935	Standard Chartered Bank	04/08/22	(1,602)
USD 831,333	EUR 744,655	Standard Chartered Bank	04/08/22	7,458
SEK 8,303,270	USD 893,064	Standard Chartered Bank	04/08/22	(9,899)
USD 17,374	TRY 274,672	Standard Chartered Bank	04/29/22	(971)
CLP 2,819,558	USD 3,450	Standard Chartered Bank	05/06/22	113
USD 948,344	GBP 698,001	State Street Bank and Trust Co.	04/08/22	31,440
USD 583,053	SEK 5,601,078	State Street Bank and Trust Co.	04/08/22	(12,697)
NZD 1	USD 1	State Street Bank and Trust Co.	04/08/22	–
AUD 1,874,963	USD 1,364,974	State Street Bank and Trust Co.	04/08/22	38,129
USD 149,127	EUR 132,834	State Street Bank and Trust Co.	04/08/22	2,162
USD 329,526	AUD 456,047	State Street Bank and Trust Co.	04/08/22	(11,750)
CAD 549,766	USD 429,472	State Street Bank and Trust Co.	04/08/22	10,279
CHF 164,324	USD 175,645	State Street Bank and Trust Co.	04/08/22	2,210
CAD 177,807	USD 139,625	State Street Bank and Trust Co.	04/08/22	2,600
AUD 373,095	USD 269,446	State Street Bank and Trust Co.	04/08/22	9,755
USD 1,807,690	EUR 1,609,869	State Street Bank and Trust Co.	04/08/22	26,555
NZD 783,232	USD 529,069	State Street Bank and Trust Co.	04/08/22	13,715
EUR 1,699,393	USD 1,883,395	State Street Bank and Trust Co.	04/08/22	(3,213)
GBP 603,919	USD 791,619	State Street Bank and Trust Co.	04/08/22	1,698
USD 649,790	EUR 583,438	State Street Bank and Trust Co.	04/08/22	4,283
GBP 101,120	USD 134,638	State Street Bank and Trust Co.	04/08/22	(1,806)
USD 372,013	JPY 42,900,017	State Street Bank and Trust Co.	04/08/22	19,595
NZD 937,081	USD 636,934	State Street Bank and Trust Co.	04/08/22	12,469
JPY 152,661,153	USD 1,290,426	State Street Bank and Trust Co.	04/08/22	(36,334)
CAD 1,479,471	USD 1,156,824	State Street Bank and Trust Co.	04/08/22	26,586
USD 246,947	JPY 30,078,514	State Street Bank and Trust Co.	04/08/22	(144)
USD 629,648	GBP 464,839	State Street Bank and Trust Co.	04/08/22	19,029
USD 816,552	CAD 1,046,249	State Street Bank and Trust Co.	04/08/22	(20,329)
USD 677,507	NOK 6,124,750	State Street Bank and Trust Co.	04/08/22	(18,147)
USD 142,265	JPY 17,397,738	State Street Bank and Trust Co.	04/08/22	(655)
EUR 740,975	USD 822,591	State Street Bank and Trust Co.	04/08/22	(2,788)
EUR 1,375,773	USD 1,513,166	State Street Bank and Trust Co.	04/08/22	8,968
EUR 590,593	USD 655,051	State Street Bank and Trust Co.	04/08/22	(1,628)
USD 2,335,474	GBP 1,749,412	State Street Bank and Trust Co.	04/08/22	37,421
USD 1,263,678	JPY 144,911,365	State Street Bank and Trust Co.	04/08/22	73,250
EUR 394,905	USD 440,018	State Street Bank and Trust Co.	04/08/22	(3,101)
GBP 1,738,730	USD 2,330,550	State Street Bank and Trust Co.	04/08/22	(46,530)
USD 724,144	EUR 652,219	State Street Bank and Trust Co.	04/08/22	2,539
USD 608,512	NZD 896,311	State Street Bank and Trust Co.	04/08/22	(12,637)
				$(92,386)

At March 31, 2022, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	47	06/21/22	$5,775,125	$(157,618)
U.S. Treasury 2-Year Note	139	06/30/22	29,457,141	(420,869)
U.S. Treasury 5-Year Note	380	06/30/22	43,581,250	(1,045,730)
			$78,813,516	$(1,624,217)
Short Contracts:
U.S. Treasury Long Bond	(42)	06/21/22	(6,302,625)	213,161
U.S. Treasury Ultra 10-Year Note	(88)	06/21/22	(11,921,250)	364,331
U.S. Treasury Ultra Long Bond	(21)	06/21/22	(3,719,625)	140,932
			$(21,943,500)	$718,424

At March 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	1,140,000	$(19,547)	$10,741
						$(19,547)	$10,741

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 37, Version 1	Sell	5.000	12/20/26	USD	4,949,279	312,187	47,381
						312,187	$47,381

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At March 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.109%	Annual	05/06/32	USD	1,069,000	$(508)	$(508)
Pay	1-day Secured Overnight Financing Rate	Annual	2.161	Annual	05/06/32	USD	607,500	2,543	2,543
Pay	1-day Secured Overnight Financing Rate	Annual	2.212	Annual	05/06/32	USD	607,500	5,325	5,325
Receive	1-day Secured Overnight Financing Rate	Annual	2.041	Annual	04/18/32	USD	497,000	2,879	2,879
Receive	1-day Secured Overnight Financing Rate	Annual	2.171	Annual	04/18/32	USD	512,000	(3,088)	(3,088)
Receive	1-day Secured Overnight Financing Rate	Annual	2.206	Annual	04/18/32	USD	911,200	(8,334)	(8,334)
Receive	1-day Secured Overnight Financing Rate	Annual	2.146	Annual	05/06/32	USD	912,961	(2,569)	(2,569)
Receive	1-day Secured Overnight Financing Rate	Annual	2.150	Annual	05/06/32	USD	911,039	(2,893)	(2,893)
Receive	1-day Secured Overnight Financing Rate	Annual	2.275	Annual	05/06/32	USD	1,196,600	(17,306)	(17,306)
Receive	1-day Secured Overnight Financing Rate	Annual	2.306	Annual	05/06/32	USD	1,146,000	(19,791)	(19,791)
								$(43,742)	$(43,742)

At March 31, 2022, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	EUR vs. USD Spot Exchange Rate	6.400%	Goldman Sachs International	06/14/22	EUR	1,272,600	$5,097	$5,097
							$5,097	$5,097

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500 USD	855,000	$42,408	$31,498
Call JPY vs. Put USD	Standard Chartered Bank	02/27/25	107.500 USD	855,000	42,908	31,497
Call USD vs. Put AUD	Goldman Sachs International	06/15/22	0.674 USD	18,734,000	119,904	29,636
Call USD vs. Put JPY	BNP Paribas	02/27/25	107.500 USD	855,000	42,408	63,831
Call USD vs. Put JPY	Standard Chartered Bank	02/27/25	107.500 USD	855,000	42,908	63,831
					$290,536	$220,293

At March 31, 2022, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Call EUR vs. Put USD	Morgan Stanley Capital Services LLC	04/13/22	1.120 USD	2,025,800	$8,444	$(4,606)
Call JPY vs. Put USD	Standard Chartered Bank	04/26/22	119.000 USD	1,911,000	3,988	(6,305)
Call USD vs. Put AUD	Goldman Sachs International	04/13/22	0.710 USD	9,367,000	72,457	(2,471)
Call USD vs. Put EUR	Morgan Stanley Capital Services LLC	04/13/22	1.080 USD	2,025,800	8,444	(1,779)
Call USD vs. Put JPY	Standard Chartered Bank	04/26/22	126.500 USD	1,911,000	3,988	(2,351)
					$97,321	$(17,512)

At March 31, 2022, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	2.230%	1-day Secured Overnight Financing Rate	04/29/22	USD	1,476,000	$17,638	$(22,837)
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.296%	1-day Secured Overnight Financing Rate	04/28/22	USD	1,476,000	19,232	(28,595)
Put on 10-Year Interest Rate Swap(3)	Bank of America N.A.	Receive	2.010%	1-day Secured Overnight Financing Rate	04/14/22	USD	2,952,000	28,192	(39,919)
Put on 10-Year Interest Rate Swap(3)	BNP Paribas	Receive	2.230%	1-day Secured Overnight Financing Rate	04/29/22	USD	1,476,000	17,638	(10,068)
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.000%	1-day Secured Overnight Financing Rate	04/20/22	USD	2,952,000	29,535	(45,656)
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.296%	1-day Secured Overnight Financing Rate	04/28/22	USD	1,476,000	19,232	(7,050)
								$131,467	$(154,125)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

(1)	Payments made at maturity date.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	EU Euro
GBP	-	British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $303,162,074.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$22,022,244
Gross Unrealized Depreciation	(19,572,489)
Net Unrealized Appreciation	$2,449,755